Mining and Income Taxation - Schedule of Components of Mining and Income Tax (Detail) - USD ($) $ in Millions			12 Months Ended			101 Months Ended
	May 05, 2025	Dec. 13, 2016	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 05, 2025
South African taxation
– withholding tax			$ (38.3)	$ (22.9)	$ (13.1)
Foreign taxation
Mining and income taxation			$ (1,649.2)	$ (697.1)	$ (465.1)
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2024: 33.0% and 2023: 33.0%) were:
South African statutory mining tax rate (in percent)			33.00%	33.00%	33.00%
Taxation on profit before taxation at maximum South African statutory mining tax rate			$ (1,747.2)	$ (655.9)	$ (399.4)
Rate adjustment to reflect the actual realised company tax rates in South Africa and offshore2			130.6	56.5	41.4
Non-deductible share-based payments			(8.4)	(1.5)	(3.0)
Non-deductible exploration expense			(4.2)	(0.1)	(0.2)
Non-deductible interest paid			(21.1)	(25.5)	(21.8)
Share of results of equity accounted investees, net of taxation			(0.8)	(17.7)	(10.8)
Non-taxable capital gains portion of Yamana break fee and transaction costs			0.0	0.0	5.8
Net non-deductible expenditure and non-taxable income			(41.9)	(28.6)	(17.6)
Deferred taxation movement on Peruvian Nuevo Sol devaluation against US dollar3			7.6	0.6	2.5
Various Peruvian non-deductible expenses			(19.8)	(11.0)	(6.1)
Prior year adjustments			(0.9)	(8.0)	(3.3)
Deferred tax charge on change of tax rate at South Deep			0.0	0.9	0.0
Other tax effects for reconciliation between accounting profit and tax expense (income)			0.7	(8.4)	(4.1)
Cerro Corona
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2024: 33.0% and 2023: 33.0%) were:
Deferred tax assets (not recognised)/utilised			(12.8)	15.3	(5.1)
Damang and Tarkwa
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2024: 33.0% and 2023: 33.0%) were:
Deferred tax assets (not recognised)/utilised			(27.2)	3.9	(30.3)
Norther Star shares
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2024: 33.0% and 2023: 33.0%) were:
Deferred tax utilised on disposal of Northern Star shares			(25.9)	0.0	0.0
Gold Road
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2024: 33.0% and 2023: 33.0%) were:
Non-deductible transaction costs on acquisition of Gold Road			(12.2)	0.0	0.0
Norther Star shares
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2024: 33.0% and 2023: 33.0%) were:
Non-taxable fair value gain on Northern Star shares			17.7	0.0	0.0
Non-deductible fair value loss on forward sales of Northern Star shares			(24.1)	0.0	0.0
Gruyere Mining Company Pty Ltd
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2024: 33.0% and 2023: 33.0%) were:
Non-taxable gain on remeasurement of 50% previously held interest in Gruyere			266.7	0.0	0.0
Profit on disposal of asset held for sale - Asanko Gold
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2024: 33.0% and 2023: 33.0%) were:
Non-taxable profit on disposal of asset held for sale			0.0	1.8	0.0
Profit on disposal of assets held for sale - Rusoro
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2024: 33.0% and 2023: 33.0%) were:
Non-taxable profit on disposal of asset held for sale			0.0	20.6	0.0
Windfall Project
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2024: 33.0% and 2023: 33.0%) were:
Deferred tax assets (not recognised)/utilised			(87.7)	(17.2)	0.0
Gruyere Gold project
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2024: 33.0% and 2023: 33.0%) were:
Percentage of ownership in joint operation	50.00%	50.00%				50.00%
Percentage of ownership in joint operation	50.00%	50.00%				50.00%
South African taxation
South African taxation
– company and capital gains taxation			(4.8)	(4.1)	(6.0)
– withholding tax			(23.6)	(13.1)	(5.9)
– prior year adjustment – current taxation			0.3	0.2	4.8
– non-mining taxation			(0.6)	0.0	0.0
– deferred taxation			(241.3)	(63.0)	(84.6)
– prior year adjustment – deferred taxation			0.0	3.7	0.0
Foreign taxation
South African taxation
– withholding tax			(8.3)	(6.3)	(5.4)
– prior year adjustment – current taxation			(1.1)	(12.3)	(2.8)
– deferred taxation			(427.7)	(87.6)	77.8
Foreign taxation
Current taxation			$ (942.1)	$ (514.6)	$ (443.0)